Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Municipal Bond Fund
September 30, 2022
XCB-NPRT3-1122
1.9884862.104
Municipal Bonds - 48.0%
	Principal Amount (a)	Value ($)
Alabama - 0.5%
Black Belt Energy Gas District:
Bonds Series 2018 A, 4%, tender 12/1/23 (b)	200,000	199,634
Series 2021 C1, 4% 12/1/23	100,000	99,561
Series 2022 E:
5% 6/1/23	15,000	15,108
5% 6/1/24	85,000	86,339
5% 6/1/25	90,000	92,044
5% 6/1/26	125,000	128,543
Southeast Alabama Gas Supply District Bonds (Proj. No. 2) Series 2018 A, 4%, tender 6/1/24 (b)	145,000	144,630
TOTAL ALABAMA		765,859
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	100,000	103,067
Arizona - 0.8%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	256,694
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (b)	160,000	158,370
Series 2019, 5%, tender 6/3/24 (b)(c)	480,000	486,040
Maricopa County Rev. Series 2016 A, 5% 1/1/23	100,000	100,423
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 D, 5% 7/1/24	225,000	231,188
TOTAL ARIZONA		1,232,715
California - 3.1%
California Health Facilities Fing. Auth. Rev.:
Series 2014 A, 5% 10/1/22	150,000	150,000
Series 2015, 5% 11/15/22	150,000	150,343
Series 2016 A, 4% 3/1/23	300,000	300,796
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2021 A, 1.875%, tender 10/3/22 (b)(c)	1,000,000	1,000,025
Series 2021 B, 2.35%, tender 1/17/23 (b)(c)	1,300,000	1,296,147
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2017 A1, 2%, tender 10/17/22 (b)(c)(d)	200,000	199,903
Series 2017 A2, 2%, tender 10/17/22 (b)(c)(d)	100,000	99,952
California Statewide Cmntys. Dev. Auth. Series 2021, 4% 5/15/23	100,000	100,344
California Statewide Cmntys. Dev. Auth. Rev. Series 2018 A, 5% 3/1/23	110,000	110,734
Long Beach Hbr. Rev. Series 2020 B, 5% 5/15/24 (c)	150,000	153,486
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/23 (c)	100,000	100,843
Series 2019 E, 4% 5/15/23	125,000	125,696
Series 2022 C, 5% 5/15/24 (c)	85,000	86,681
Series A, 5% 5/15/23 (c)	250,000	252,107
Northern California Pwr. Agcy. Rev. Series 2019 A, 5% 8/1/23	100,000	101,560
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2016 D, 5% 5/1/24	100,000	102,675
San Jose Int. Arpt. Rev.:
Series 2014 A, 5% 3/1/23 (Escrowed to Maturity) (c)	100,000	100,769
Series 2017 A, 5% 3/1/23 (Escrowed to Maturity) (c)	100,000	100,769
TOTAL CALIFORNIA		4,532,830
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	205,078
Colorado Health Facilities Auth. Rev. Bonds Series 2019 A, 5% 1/1/23	165,000	165,726
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/24 (c)	100,000	100,163
Series 2012 B, 5% 11/15/22	215,000	215,434
Series 2020 B1, 5% 11/15/22 (c)	55,000	55,100
Series 2022 A, 5% 11/15/25 (c)	165,000	170,876
TOTAL COLORADO		912,377
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/24	200,000	205,110
Series 2020 A, 5% 1/15/23	145,000	145,801
Series 2022 A, 3% 1/15/23	340,000	339,999
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A4, 1.1%, tender 2/11/25 (b)	510,000	478,052
Series 2014 A, 1.1%, tender 2/7/23 (b)	300,000	297,168
Series 2017 C2, 5%, tender 2/1/23 (b)	275,000	276,687
Connecticut Hsg. Fin. Auth. Series C, 5% 11/15/23 (c)	100,000	101,470
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	115,000	115,528
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A:
5% 1/1/24	150,000	150,658
5% 1/1/24	100,000	100,438
Series A, 5% 5/1/23	325,000	328,570
TOTAL CONNECTICUT		2,539,481
District Of Columbia - 0.6%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A:
5% 10/1/23 (c)	100,000	101,417
5% 10/1/24 (c)	110,000	112,730
Series 2017 A:
5% 10/1/22 (c)	355,000	355,000
5% 10/1/24 (c)	100,000	102,482
Series 2019 A, 5% 10/1/22 (c)	5,000	5,000
Series 2019 B, 5% 10/1/22	100,000	100,000
Series 2020 A, 5% 10/1/22 (c)	85,000	85,000
TOTAL DISTRICT OF COLUMBIA		861,629
Florida - 2.7%
Broward County Arpt. Sys. Rev.:
Series 2012 P2, 5% 10/1/23	135,000	135,173
series 2012 Q1, 5% 10/1/22	125,000	125,000
Series 2015 C, 5% 10/1/22 (c)	275,000	275,000
Series 2017, 5% 10/1/23 (c)	125,000	126,697
Series 2019 B, 5% 10/1/23 (c)	100,000	101,358
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25	100,000	103,153
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	100,000	99,310
Florida Dev. Fin. Corp. Rev. Bonds (Brightline Florida Passenger Rail Expansion Proj.) Series 2021 A, 2.9%, tender 4/4/23 (b)(c)	600,000	595,160
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	180,000
Florida Muni. Pwr. Agcy. Rev. Series 2015 B, 5% 10/1/22	200,000	200,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2019 A, 5% 10/1/22 (c)	105,000	105,000
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (c)	200,000	204,963
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 A, 5% 10/1/22	115,000	115,000
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/23	15,000	15,262
5% 10/1/24	35,000	36,188
5% 10/1/25	25,000	26,242
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	56,163
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/23	165,000	166,197
Miami-Dade County Aviation Rev. Series 2016 A, 5% 10/1/23	230,000	233,393
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children Hosp.) Series 2017, 5% 8/1/23	320,000	323,683
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. of Florida Proj.) Series 2007, 0.32%, tender 11/1/22 (b)	100,000	99,755
(Waste Mgmt., Inc. Proj.) Series 2018 A, 2.835%, tender 7/1/24 (b)(c)	270,000	262,732
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D, 5% 11/1/22	100,000	100,151
Series 2015 A, 5% 5/1/23	175,000	176,812
Orlando & Orange County Expressway Auth. Rev. Series 2013 B, 5% 7/1/23	100,000	101,224
TOTAL FLORIDA		3,963,616
Georgia - 5.0%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/24 (c)	100,000	102,358
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (b)	1,450,000	1,443,218
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 2.875%, tender 8/19/25 (b)	210,000	203,741
Cobb County Kennestone Hosp. Auth. Rev.:
(Wellstar Health Sys., Inc. Proj.) Series 2017 A, 5% 4/1/23	100,000	100,725
Series 2012, 5% 4/1/23	100,000	100,725
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2015 A, 5% 1/1/23	245,000	245,929
Series 2019 A, 5% 1/1/23	450,000	451,706
Series 2020 A:
5% 1/1/23	100,000	100,379
5% 1/1/24	145,000	147,574
Series 2021 A, 5% 1/1/23	145,000	145,550
Series GG, 5% 1/1/23	190,000	190,841
Main Street Natural Gas, Inc.:
Bonds:
Series 2018 B, 1 month U.S. LIBOR + 0.750% 2.468%, tender 10/4/22 (b)(e)	450,000	446,065
Series 2018 C, 4%, tender 12/1/23 (b)	110,000	110,218
Series 2018 E, SIFMA Municipal Swap Index + 0.570% 3.03%, tender 12/1/23 (b)(e)	930,000	921,158
Series 2019 B, 4%, tender 12/2/24 (b)	265,000	267,676
Series 2018 A, 4% 3/1/23	200,000	200,345
Series 2022 A, 4% 12/1/25	70,000	68,641
Series 2022 B, 5% 6/1/26	1,900,000	1,917,234
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	154,439
TOTAL GEORGIA		7,318,522
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/22	50,000	50,000
5% 10/1/23	85,000	85,939
5% 10/1/24	70,000	71,413
5% 10/1/25	85,000	87,366
TOTAL GUAM		294,718
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A, 5% 7/15/23	100,000	101,328
Illinois - 5.3%
Champaign County Cmnty. Unit Series 2020 A, 0% 1/1/24	380,000	362,552
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2021 C, 5% 12/1/23	130,000	132,547
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/23	100,000	100,433
Series 2016 A, 5% 1/1/23 (c)	100,000	100,277
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/24 (c)	450,000	457,605
Series 2016 C, 5% 1/1/23	175,000	175,766
Series 2017 A, 5% 1/1/23	210,000	210,919
Series 2022 A, 5% 1/1/25 (c)(f)	270,000	276,356
Chicago Park District Gen. Oblig. Series 2021 E, 4% 1/1/23	300,000	300,446
Cook County Gen. Oblig.:
Series 2012 C, 5% 11/15/24	100,000	100,214
Series 2021 B:
4% 11/15/22	110,000	110,096
4% 11/15/23	75,000	75,496
Series 2022 A:
5% 11/15/24	350,000	360,032
5% 11/15/25	255,000	266,292
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 0.4%, tender 11/1/22 (b)(c)	200,000	199,451
Illinois Fin. Auth. Series 2022 A, 5% 10/1/23	200,000	200,510
Illinois Fin. Auth. Rev.:
Series 2015 A:
5% 11/15/22	245,000	245,474
5% 11/15/23	150,000	152,534
5% 11/15/24	100,000	103,051
Series 2016 A, 5% 10/1/22	200,000	200,000
Series 2016 C, 5% 2/15/24	105,000	107,081
Series 2019, 5% 4/1/23	100,000	100,823
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	100,000	100,925
Series 2017 D:
5% 11/1/22	200,000	200,218
5% 11/1/23	200,000	202,370
Series 2021 A, 5% 3/1/23	70,000	70,399
Series 2022 A, 5% 3/1/23	60,000	60,342
Series 2022 B:
5% 3/1/24	230,000	233,243
5% 3/1/25	465,000	472,944
5% 3/1/26	340,000	345,893
Series 2022 D1, 5% 3/1/23	70,000	70,399
Illinois Sales Tax Rev. Series 2021 A:
4% 6/15/23	260,000	260,714
4% 6/15/24	135,000	135,640
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	275,000	275,802
Series 2018 A, 5% 1/1/23	180,000	180,801
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	370,000	373,797
5% 6/1/24	405,000	413,799
TOTAL ILLINOIS		7,735,241
Indiana - 0.6%
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.4%, tender 10/2/23 (b)(c)	175,000	175,027
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 4% 2/1/24	200,000	201,549
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A, 5% 1/1/23	100,000	100,445
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	205,000	205,762
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2016 A, 5%, tender 3/1/23 (b)(c)	200,000	200,765
TOTAL INDIANA		883,548
Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/23	130,000	130,585
Kentucky State Property & Buildings Commission Rev.:
Series 2016, 5% 11/1/23	675,000	687,822
Series 2018, 5% 5/1/23	65,000	65,655
Kentucky, Inc. Pub. Energy Bonds Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	149,402
Louisville & Jefferson County Series 2016 A, 5% 10/1/22	140,000	140,000
TOTAL KENTUCKY		1,173,464
Louisiana - 0.1%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (b)	100,000	99,265
Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A, 5% 7/1/23	625,000	632,972
Maryland - 0.1%
Maryland Dept. of Trans.:
Series 2022 A, 5% 12/1/24	25,000	25,973
Series 2022 B, 5% 12/1/23 (f)	30,000	30,593
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/24	120,000	123,192
TOTAL MARYLAND		179,758
Massachusetts - 2.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (b)	250,000	250,808
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series S3, SIFMA Municipal Swap Index + 0.500% 2.96%, tender 10/6/22 (b)(e)	200,000	199,552
Series 2015 C, 5% 10/1/22	100,000	100,000
Series 2020 A, 5% 10/1/22	340,000	340,000
Series 2021 A, 5% 6/1/23	360,000	362,686
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	310,000	318,103
Series 2015 A, 5% 1/1/24 (c)	580,000	589,448
Series 2016, 5% 7/1/24 (c)	15,000	15,336
Series 2022 B:
5% 7/1/24 (c)	30,000	30,672
5% 7/1/25 (c)	65,000	66,959
Massachusetts Gen. Oblig. Series 2021 B, 5% 11/1/23	1,195,000	1,218,971
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/23 (c)	150,000	151,626
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	110,068
Series 1997 C, 0% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	119,032
TOTAL MASSACHUSETTS		3,873,261
Michigan - 1.4%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	130,434
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	105,000	106,526
Bonds Series 2019 B, 3.5%, tender 11/15/22 (b)	270,000	270,053
Series 2012, 5% 11/1/22	100,000	100,141
Series 2014 25A, 5% 11/1/22 (c)	100,000	100,131
Series 2022:
5% 4/15/25	160,000	166,055
5% 4/15/26	265,000	278,154
Michigan Gen. Oblig. Series 2016, 5% 3/15/23	100,000	100,831
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	70,000	67,929
Northern Michigan Univ. Revs. Series 2021, 5% 6/1/23	415,000	419,991
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/22 (c)	200,000	200,186
Series 2017 C, 5% 12/1/22	125,000	125,369
TOTAL MICHIGAN		2,065,800
Minnesota - 0.8%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B, 5% 1/1/23 (c)	400,000	401,399
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/24	360,000	370,991
Saint Cloud Health Care Rev. Series 2014 B, 5% 5/1/23	205,000	206,830
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/23	200,000	200,870
TOTAL MINNESOTA		1,180,090
Missouri - 0.2%
Missouri Health & Edl. Facilities Rev. Series 2014 A, 5% 6/1/23	235,000	237,366
Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2019 A, 5% 1/1/23	100,000	100,440
Nebraska - 0.4%
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	571,665
Nevada - 0.3%
Nevada Dept. of Bus. & Industry Bonds:
(Republic Svcs., Inc. Proj.) Series 2001, 2.35%, tender 12/1/22 (b)(c)(d)	100,000	99,834
Series 2020 A, 0.85%, tender 1/26/23 (b)(c)(d)	400,000	395,585
TOTAL NEVADA		495,419
New Jersey - 3.7%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A, 5% 11/1/22 (Assured Guaranty Muni. Corp. Insured)	1,105,000	1,106,469
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	189,134
Series 2005 N1, 5.5% 9/1/23	400,000	407,166
Series 2019, 5.25% 9/1/24 (d)	320,000	329,027
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/24	140,000	143,769
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/23	240,000	243,132
Series 2017 A, 5% 7/1/23	135,000	136,513
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/22 (c)	195,000	195,500
Series 2015 1A, 5% 12/1/22 (c)	100,000	100,266
Series 2016 1A:
5% 12/1/22 (c)	100,000	100,269
5% 12/1/23 (c)	100,000	101,412
5% 12/1/24 (c)	170,000	174,291
Series 2017 1A, 5% 12/1/24 (c)	350,000	359,200
Series 2019 A, 5% 12/1/22	15,000	15,045
Series 2021 A, 5% 12/1/23 (c)	200,000	202,823
Series 2022 B, 5% 12/1/25 (c)	250,000	257,437
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2021 B, 0.5% 11/1/23	90,000	87,142
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (c)	100,000	100,000
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/23	300,000	303,299
5% 6/1/24	255,000	259,810
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	105,136
Series 2006 A, 5.25% 12/15/22	160,000	160,614
Series 2006 C, 0% 12/15/24	260,000	240,501
Series 2014 AA, 5% 6/15/25	100,000	101,622
TOTAL NEW JERSEY		5,419,577
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A, 5% 9/1/23 (c)	100,000	101,259
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	150,000	154,205
TOTAL NEW MEXICO		255,464
New York - 1.8%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A:
5% 12/1/24	175,000	178,071
5% 12/1/25	175,000	179,318
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	36,270
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D1, 5% 11/1/22	100,000	100,127
Series 2008 B2, 5% 11/15/22	500,000	500,966
Series 2012 F, 5% 11/15/22	350,000	350,677
Series 2014 A2, 5% 11/15/22	250,000	250,482
Series 2015 A1, 5% 11/15/22	100,000	100,193
Series 2015 B, 5% 11/15/22	100,000	100,193
Series 2015 F, 5% 11/15/22	100,000	100,193
Series 2017 B, 5% 11/15/23	390,000	395,721
Series 2020 A, 5% 2/1/23	200,000	201,106
New York State Dorm. Auth. Series 2017 A:
5% 2/15/23	30,000	30,214
5% 2/15/23 (Escrowed to Maturity)	95,000	95,678
TOTAL NEW YORK		2,619,209
New York And New Jersey - 0.6%
Port Auth. of New York & New Jersey:
Series 177, 5% 7/15/23 (c)	235,000	235,903
Series 178, 5% 12/1/23 (c)	135,000	137,105
Series 186, 5% 10/15/23 (c)	100,000	101,398
Series 2017 202, 5% 10/15/23 (c)	225,000	228,145
Series 2018, 5% 9/15/25 (c)	145,000	149,630
TOTAL NEW YORK AND NEW JERSEY		852,181
North Carolina - 0.2%
Charlotte Int'l. Arpt. Rev. Series 2017 B, 5% 7/1/23 (c)	130,000	131,410
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	115,000	118,243
TOTAL NORTH CAROLINA		249,653
Ohio - 1.3%
American Muni. Pwr., Inc. Rev. Series 2021 A:
5% 2/15/23	200,000	201,164
5% 2/15/24	200,000	204,394
Miami Univ. Series 2022 A, 5% 9/1/23	50,000	50,796
Ohio Gen. Oblig. Series 2021 A, 5% 3/1/23	100,000	100,814
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2022:
5% 1/1/23	235,000	235,462
5% 1/1/25	200,000	202,563
Ohio Higher Edl. Facility Commission Rev. (Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	100,000	100,305
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	222,493
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25 (f)	105,000	108,682
Wright State Univ. Gen. Receipts Series 2021 A, 4% 5/1/23 (Build America Mutual Assurance Insured)	500,000	502,268
TOTAL OHIO		1,928,941
Oklahoma - 0.1%
Univ. of Oklahoma Gen. Rev. Series 2021 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	150,000	151,847
Oregon - 0.4%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (b)	125,000	123,726
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (c)	195,000	200,519
Series 26 C, 5% 7/1/24 (c)	300,000	306,463
TOTAL OREGON		630,708
Pennsylvania - 2.4%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2021 A, 5% 3/1/23	625,000	628,915
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/23	315,000	318,793
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.75%, tender 12/1/22 (b)(c)	100,000	99,858
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2020 B, 5% 6/1/23	1,000,000	1,012,027
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/23	100,000	100,941
Delaware County Auth. Univ. Rev. Series 2014, 5% 8/1/23	150,000	152,217
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 2%, tender 10/17/22 (b)(c)	100,000	99,952
(Republic Svcs., Inc. Proj.) Series 2019 B2, 2.35%, tender 1/17/23 (b)(c)	400,000	398,814
(Waste Mgmt., Inc. Proj.) Series 2021 A, SIFMA Municipal Swap Index + 0.400% 2.86%, tender 6/3/24 (b)(c)(e)	100,000	97,534
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B:
5% 4/1/23 (c)	10,000	10,080
5% 4/1/24 (c)	10,000	10,202
5% 4/1/25 (c)	15,000	15,462
Series 2021 137, 0.4% 4/1/23	40,000	39,433
Series 2022 138, 5% 10/1/22	350,000	350,000
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/24	100,000	102,749
TOTAL PENNSYLVANIA		3,436,977
Pennsylvania, New Jersey - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.) Series 2012, 5% 1/1/24	225,000	226,041
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	115,132
Series 2015, 5% 11/1/22	210,000	210,297
TOTAL RHODE ISLAND		325,429
South Carolina - 1.0%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (b)	545,000	546,166
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	362,198
Series 2016 C, 5% 12/1/22	100,000	100,301
Series 2022 A, 5% 12/1/24	315,000	323,017
Spartanburg County Reg'l. Health Series 2022, 5% 4/15/23	100,000	100,851
TOTAL SOUTH CAROLINA		1,432,533
Tennessee - 0.7%
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	730,116
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	300,000	299,807
TOTAL TENNESSEE		1,029,923
Texas - 2.3%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	125,000	128,044
Series 2022, 5% 11/15/25 (c)	105,000	108,645
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (c)	100,000	100,108
El Paso Gen. Oblig. Series 2021 C, 5% 8/15/23	75,000	76,190
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2019 B, 5%, tender 12/1/24 (b)	205,000	210,646
Series 2013 A, 5% 12/1/22	300,000	300,822
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2015, 5% 5/15/23	215,000	217,309
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2020 A, 2.25%, tender 11/1/22 (b)(c)	800,000	799,314
(Waste Mgmt., Inc. Proj.) Series 2020 B, 2.95%, tender 12/1/22 (b)(c)	300,000	299,565
North Texas Tollway Auth. Rev.:
(Sub Lien) Series 2017 B, 5% 1/1/24 (Pre-Refunded to 1/1/24 @ 100)	150,000	150,592
Series 2017 B, 5% 1/1/23	105,000	105,452
Series 2021 B, 5% 1/1/26	65,000	67,985
Port of Houston Auth. Series 2021, 5% 10/1/23	105,000	106,899
San Antonio Elec. & Gas Sys. Rev. Series 2022, 5% 2/1/26	50,000	52,462
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2013, 5% 10/1/22	350,000	350,000
Series 2014, 5% 12/1/22	220,000	220,592
TOTAL TEXAS		3,294,625
Utah - 0.2%
Salt Lake City Arpt. Rev. Series 2018 A, 5% 7/1/24 (c)	105,000	107,369
Utah County Hosp. Rev. Series 2016 A, 5% 5/15/23	110,000	111,255
TOTAL UTAH		218,624
Virginia - 1.4%
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 3%, tender 5/1/23 (b)(c)	2,000,000	1,989,446
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (b)	100,000	98,836
TOTAL VIRGINIA		2,088,282
Washington - 1.0%
King County Hsg. Auth. Rev. Series 2021, 2% 12/1/22	250,000	249,513
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	135,000	120,775
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/24	100,000	102,322
Series 2016, 5% 2/1/25	120,000	124,601
Series 2021 C:
5% 8/1/23 (c)	100,000	101,151
5% 8/1/24 (c)	105,000	107,549
Series 2022 B:
5% 8/1/24	160,000	163,884
5% 8/1/25	150,000	155,257
5% 8/1/26	95,000	99,196
Tobacco Settlement Auth. Rev. Series 2018, 5% 6/1/23	155,000	157,010
TOTAL WASHINGTON		1,381,258
West Virginia - 0.1%
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	100,000
Wisconsin - 1.6%
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A, 2.25%, tender 11/1/22 (b)(c)	900,000	898,900
Wisconsin Gen. Oblig. Series 1, 5% 11/1/22	175,000	175,261
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	100,000	101,158
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	485,000	485,967
Bonds Series 2018 B, 5%, tender 1/25/23 (b)	110,000	110,579
Series 2013 B1, 4% 11/15/22	150,000	150,147
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2022, 5% 10/1/25	360,000	375,903
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.61%, tender 5/1/24 (b)	15,000	14,209
TOTAL WISCONSIN		2,312,124
TOTAL MUNICIPAL BONDS (Cost $71,331,934)		69,807,827

Municipal Notes - 48.0%
	Principal Amount (a)	Value ($)
Alabama - 0.9%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 2.65% 10/7/22, LOC Bank of America NA, VRDN (b)(c)	180,000	180,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 2.98% 10/3/22, VRDN (b)(c)	1,170,000	1,170,000
TOTAL ALABAMA		1,350,000
Arizona - 1.7%
Arizona St Indl. Dev. Auth. Multi Participating VRDN:
Series Floater MIZ 90 88, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,200,000	1,200,000
Series XF 10 91, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	100,000	100,000
Glendale Indl. dev auth Sr Living Facilities Rev. Participating VRDN Series BC 22 01, 2.66% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	300,000	300,000
Maricopa County Poll. Cont. Rev. Series 2009 D, 2.7% 10/7/22, VRDN (b)	730,000	730,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series 2018 XM 06 15, 2.65% 10/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(g)(i)	100,000	100,000
TOTAL ARIZONA		2,430,000
California - 4.1%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(i)	700,000	700,000
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	300,000	300,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 2.71% 10/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(i)	1,700,000	1,700,000
Series 2022 MIZ 90 90, 2.71% 10/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(i)	2,600,000	2,600,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 90 97, 2.71% 10/7/22, LOC Mizuho Cap. Markets LLC (b)(g)(i)	200,000	200,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	400,000	400,000
TOTAL CALIFORNIA		5,900,000
Colorado - 0.4%
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XL 00 90, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	400,000	400,000
Series XM 10 20, 2.61% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	200,000	200,000
TOTAL COLORADO		600,000
Florida - 1.3%
Hillsborough County Aviation Auth. Rev. Participating VRDN Series XL 02 90, 2.76% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	500,000	500,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series 2021 XF 12 61, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	65,000	65,000
Tampa Hosp. Rev. Participating VRDN Series XM 08 86, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,140,000	1,140,000
TOTAL FLORIDA		1,905,000
Georgia - 0.5%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Series 1997, 2.96% 10/3/22, VRDN (b)	800,000	800,000
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 2.61% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	500,000	500,000
Illinois - 4.4%
Chicago Transit Auth. Participating VRDN Series XM 09 05, 2.6% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,450,000	3,450,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,365,000	1,365,000
Deutsche Spears/Lifers Trust Participating VRDN Series 2016 XG 00 93, 2.66% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	400,000	400,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 2.61% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	520,000	520,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 2.65% 10/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	720,000	720,000
TOTAL ILLINOIS		6,455,000
Indiana - 0.1%
Lucky Heights Tc, Lp Participating VRDN Series XF 11 41, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	200,000	200,000
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series XM 09 19, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	100,000	100,000
Louisiana - 6.8%
Galilee Sr. Hsg., Lp Participating VRDN Series XF 11 21, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	300,000	300,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 2.88% 10/7/22, VRDN (b)	9,595,000	9,594,999
TOTAL LOUISIANA		9,894,999
Maryland - 0.3%
Integrace Obligated Group Participating VRDN Series 2022 024, 2.66% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(g)(i)	400,000	400,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series XM 09 99, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	400,000	400,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	100,000	100,000
TOTAL MASSACHUSETTS		500,000
Michigan - 0.1%
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Participating VRDN Series XM 08 93, 2.56% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	100,000	100,000
Minnesota - 0.2%
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Participating VRDN Series 2021 XF 11 30, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	100,000	100,000
Minneapolis Health Care Sys. Rev. Participating VRDN Series XM 08 72, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	200,000	200,000
TOTAL MINNESOTA		300,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Participating VRDN Series XL 02 58, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	200,000	200,000
Montana - 0.8%
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,110,000	1,110,000
Nevada - 0.3%
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	500,000	500,000
New Jersey - 0.4%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 09 12, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	120,000	120,000
West Orange Gen. Oblig. BAN Series 2021, 2% 11/11/22	400,000	399,661
TOTAL NEW JERSEY		519,661
New York - 4.0%
Hempstead Union Free School District BAN Series 2021 A, 1.5% 11/30/22	600,000	598,520
New York Dorm. Auth. Rev. Participating VRDN Series XF 13 28, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	300,000	300,000
New York Liberty Dev. Corp. Participating VRDN Series XF 12 42, 2.63% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	665,000	665,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 2.64% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	400,000	400,000
Series XF 13 55, 2.64% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	400,000	400,000
Series ZF 02 18, 2.64% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	200,000	200,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XM 08 30, 2.61% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	200,000	200,000
Series XM 08 31, 2.61% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(i)	200,000	200,000
RIB Floater Trust Various States Participating VRDN Series Floater 2022 007, 2.86% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(i)	2,600,000	2,600,000
Rockland County Indl. Dev. Agcy. Participating VRDN Series XF 11 32, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	200,000	200,000
TOTAL NEW YORK		5,763,520
Ohio - 0.5%
Ohio Hosp. Rev. Series 2015 B, 2.79% 10/6/25, VRDN (b)	200,000	200,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. Participating VRDN Series XF 10 92, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	300,000	300,000
Whitehall Spl. Oblig. Nontax Rev. BAN Series 2021 A, 1.5% 12/7/22	200,000	199,459
TOTAL OHIO		699,459
Oklahoma - 0.5%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 2.86% 10/6/25, VRDN (b)	550,000	550,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	145,000	145,000
TOTAL OKLAHOMA		695,000
Oregon - 2.2%
Oregon St Hsg. & Cmnty. Svcs. Dep Participating VRDN Series 2021 XF 11 23, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	3,130,000	3,130,000
Pennsylvania - 1.4%
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	290,000	290,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series XF 10 95, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	200,000	200,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	100,000	100,000
Series 2017 B, 2.82% 10/6/25, VRDN (b)	1,450,000	1,450,000
TOTAL PENNSYLVANIA		2,040,000
South Carolina - 3.5%
Greenville Hosp. Sys. Facilities Rev. Participating VRDN Series XF 01 45, 2.66% 10/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(g)(i)	200,000	200,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2021 XF 12 43, 2.62% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	3,495,000	3,495,000
Series Floaters XM 03 84, 2.62% 10/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(i)	1,400,000	1,400,000
TOTAL SOUTH CAROLINA		5,095,000
Tennessee - 0.5%
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Participating VRDN Series XF 10 97, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	500,000	500,000
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series 2022 ZF 29 74, 2.64% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(i)	300,000	300,000
TOTAL TENNESSEE		800,000
Texas - 8.3%
Austin Affordable Pfc, Inc. Multifamily Hsg. Rev. Participating VRDN Series XF 11 19, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	200,000	200,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Participating VRDN Series XF 11 31, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,100,000	1,100,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Hurst Participating VRDN Series XF 10 94, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	100,000	100,000
North Central Texas Hsg. Fin. Corp. Mu Participating VRDN Series XF 10 99, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	1,100,000	1,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 3.4% 10/3/22, VRDN (b)	700,000	700,000
Series 2004, 2.92% 10/7/22, VRDN (b)(c)	5,400,000	5,400,000
Series 2010 D:
2.75% 10/7/22, VRDN (b)	400,000	400,000
2.82% 10/7/22, VRDN (b)	100,000	100,000
Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(h)(i)	1,800,000	1,800,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Participating VRDN Series XG 03 89, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG) (b)(g)(i)	400,000	400,000
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series XF 10 98, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	100,000	100,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 07 56, 2.65% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(g)(i)	100,000	100,000
Texas Trans. Commission Participating VRDN Series XM 07 53, 2.61% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	335,000	335,000
TOTAL TEXAS		12,035,000
Utah - 1.9%
Roers Salt Lake City Apt. Participating VRDN Series XF 11 38, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	100,000	100,000
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	2,000,000	2,000,000
Series ZF 29 76, 2.66% 10/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(i)	300,000	300,000
Utah Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series 2021 XF 11 00, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	300,000	300,000
TOTAL UTAH		2,700,000
Virginia - 0.1%
Waters At James Crossing, LP Participating VRDN Series XG 03 90, 2.71% 10/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(g)(i)	200,000	200,000
Washington - 1.7%
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters ZM 06 79, 2.76% 10/7/22 (Liquidity Facility Citibank NA) (b)(g)(i)	2,350,000	2,350,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.71% 11/14/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(i)	100,000	100,000
TOTAL WASHINGTON		2,450,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 2.83% 10/6/25, VRDN (b)	400,000	400,000
TOTAL MUNICIPAL NOTES (Cost $69,777,306)		69,772,639

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (j)(k) (Cost $4,919,000)	4,918,016	4,919,000

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $146,028,240)	144,499,466
NET OTHER ASSETS (LIABILITIES) - 0.6%	809,260
NET ASSETS - 100.0%	145,308,726

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,124,301 or 0.8% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,245,000 or 4.3% of net assets.

(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series Floater MIZ 90 88, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/03/22	1,200,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Participating VRDN Series DBE 80 86, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	4/14/22	290,000
Core/Related Gala Rentals Lp Participating VRDN Series DBE 80 87, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	6/02/22	300,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	200,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	200,000
Montana Board of Hsg. Participating VRDN Series Floater MIZ 90 62, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/17/22	1,110,000
Nevada Hsg. Division Participating VRDN Series 2022 MIZ 90 91, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	2/10/22	500,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	100,000
Reg Bridge Propco I Llc Participating VRDN Series DBE 80 90, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	9/27/22	1,800,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series DBE 8059, 2.86% 11/29/22 (Liquidity Facility Deutsche Bank AG New York Branch)	12/10/20 - 4/13/22	400,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 2.71% 11/4/22 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	145,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	7,907,002	51,278,998	54,267,000	37,614	-	-	4,919,000	0.3%
Total	7,907,002	51,278,998	54,267,000	37,614	-	-	4,919,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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